Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	$ 2,366,475	$ 1,966,607
Held-to-maturity debt securities	459,580
Total	2,826,055	1,966,607
Quoted Prices in Active Markets (Level 1) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	191,130	174,276
Held-to-maturity debt securities
Total	191,130	174,276
Significant Other Observable Inputs (Level 2) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities	2,175,345	1,792,331
Held-to-maturity debt securities	459,580
Total	2,634,925	1,792,331
Significant Other Unobservable Inputs (Level 3) [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of fair value measurement recurring basis [Line Items]
Trading securities
Held-to-maturity debt securities
Total